Long-Term Borrowings	12 Months Ended
Dec. 31, 2024
Long-Term Borrowings
Long-Term Borrowings

Note 18.  Long-Term Borrowings

	December 31,	December 31,
	2023	2024

	(in thousands)
Unsecured borrowings	$40,500	34,500
Less: current portion	(6,000)	(6,000)
Total	$34,500	28,500
Unused long-term credit lines	$139,500	140,000
Interest rate	6.25%	5.39%-5.43%
Duration	2020/8/4~ 2030/9/2	2020/8/4~ 2030/9/2

The Company entered into unsecured borrowings with Chang Hwa Bank, in the amount of $40,000 thousand on August 4, 2020 and $20,000 thousand on September 2, 2020, respectively, with a term of ten years. Funding from long-term unsecured borrowings was used to repay the existing debts of financial institutions and broaden the Company’s working capital.

As of December 31, 2023 and 2024, for enhancing the guaranty, land and building and improvements totaling $63,352 thousand and $59,964 thousand are pledged as collateral. Please refer to Note 27.

The reconciliation of borrowings to cash flows arising from financing activities was as follows:

	Year ended December 31,
	2023	2024

	(in thousands)
Balance at beginning of year	$46,500	40,500
Change from financing activities:
Proceeds from borrowings	—	—
Repayments of borrowings	(6,000)	(6,000)
Total changes from financing activities	(6,000)	(6,000)
Balance at end of year	$40,500	34,500